INCOME AND EXPENSES (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
Finance income [Abstract]
Interest income	$ 5,075	$ 24,042
Net foreign exchange gain	0	377,003
Finance income	5,075	401,045
Finance costs [Abstract]
Interest expense	(3,097)	(45,541)
Other finance costs	(4,395)	(6,734)
Total finance costs	(7,492)	(52,275)
Depreciation and amortisation [Abstract]
Amortisation of right-of-use assets	(8,364)	(119,706)
Depreciation of property, plant and equipment	(960)	(33,728)
Total depreciation and amortisation	(9,324)	(153,434)
Employee benefits expense [Abstract]
Wages and salaries	(509,474)	(2,739,427)
Employee benefits	(44,325)	(376,974)
Post-employment benefits	(8,929)	(67,496)
Share-based payment expenses	(4,084,764)	(8,340,328)
Total employee benefits expense	$ (4,647,492)	$ (11,524,225)